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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.9%
		Consumer Discretionary: 3.1%
3,535,000		AMC Entertainment, Inc., 8.750%, 06/01/19	$3,490,813	0.1
183,000		Arcos Dorados BV, 7.500%, 10/01/19	193,522	0.0
3,303,000		AutoZone, Inc., 4.000%, 11/15/20	3,319,446	0.1
2,350,000		Cablevision Systems Corp., 8.625%, 09/15/17	2,458,687	0.1
1,695,000		CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 01/15/19	1,652,625	0.1
2,974,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	2,922,957	0.1
4,423,000		Gap, Inc./The, 5.950%, 04/12/21	4,173,207	0.2
1,948,000		HJ Heinz Co., 3.125%, 09/12/21	1,946,486	0.1
8,757,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	9,883,194	0.4
3,520,000		Limited Brands, Inc., 8.500%, 06/15/19	3,995,200	0.2
5,882,000		McDonald’s Corp., 2.625%, 01/15/22	5,861,601	0.2
2,831,000		NBCUniversal Media LLC, 5.150%, 04/30/20	3,113,981	0.1
3,134,000		News America, Inc., 4.500%, 02/15/21	3,159,119	0.1
2,740,000		News America, Inc., 6.650%, 11/15/37	3,028,582	0.1
3,270,000		Nielsen Finance LLC / Nielsen Finance Co., 7.750%, 10/15/18	3,351,750	0.1
2,540,000		Pinnacle Entertainment, Inc., 8.625%, 08/01/17	2,571,750	0.1
895,000	#	QVC, Inc., 7.375%, 10/15/20	957,650	0.0
2,660,000	#	QVC, Inc., 7.500%, 10/01/19	2,846,200	0.1
1,823,000		Time Warner, Inc., 6.250%, 03/29/41	2,092,755	0.1
861,000		Time Warner, Inc., 7.700%, 05/01/32	1,097,931	0.1
2,306,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	2,365,751	0.1
3,570,000		Toys R Us Property Co. I LLC, 10.750%, 07/15/17	3,793,125	0.2
3,088,000		Walt Disney Co/The, 1.350%, 08/16/16	3,050,858	0.1
3,890,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.875%, 11/01/17	4,094,225	0.2
2,875,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	2,918,125	0.1
			78,339,540	3.1
		Consumer Staples: 1.1%
1,085,000		Altria Group, Inc., 4.750%, 05/05/21	1,126,091	0.0
3,282,000		Altria Group, Inc., 9.700%, 11/10/18	4,359,704	0.2
4,323,000		Coca-Cola Enterprises, Inc., 2.000%, 08/19/16	4,321,361	0.2
3,750,000		Constellation Brands, Inc., 7.250%, 05/15/17	3,956,250	0.1
5,496,000	#	JBS Finance II Ltd., 8.250%, 01/29/18	4,589,160	0.2
5,722,000		Lorillard Tobacco Co., 6.875%, 05/01/20	6,363,631	0.2
3,570,000		Smithfield Foods, Inc., 10.000%, 07/15/14	4,069,800	0.2
			28,785,997	1.1
		Energy: 3.6%
3,742,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	4,206,270	0.2
3,270,000		Arch Coal, Inc., 8.750%, 08/01/16	3,482,550	0.1
2,116,000	#	Chevron Phillips Chemical Co. LLC, 7.000%, 06/15/14	2,366,809	0.1
2,959,000		Devon Energy Corp., 5.600%, 07/15/41	3,433,727	0.1
1,992,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	2,025,302	0.1
4,483,000		Enbridge Energy Partners, 9.875%, 03/01/19	5,957,943	0.2
1,599,000		Enbridge Energy Partners L.P., 4.200%, 09/15/21	1,586,904	0.1
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,371,113	0.1
3,770,000		Energy Transfer Partners, 9.700%, 03/15/19	4,678,427	0.2
3,875,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	3,690,724	0.2
3,875,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	3,643,074	0.2
4,000,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
4,900,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
4,625,000	#	Marathon Petroleum Corp., 6.500%, 03/01/41	5,018,814	0.2
4,082,000		Nexen, Inc., 7.500%, 07/30/39	4,807,069	0.2
3,917,000		Occidental Petroleum Corp., 1.750%, 02/15/17	3,895,480	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
5,398,000			Petroleos Mexicanos, 6.000%, 03/05/20	$5,959,392	0.2
4,060,000			Pioneer Natural Resources Co., 7.500%, 01/15/20	4,582,948	0.2
2,643,000			Plains Exploration & Production Co., 8.625%, 10/15/19	2,854,440	0.1
4,630,000			Pride International, Inc., 7.875%, 08/15/40	5,962,324	0.2
3,290,000			Range Resources Corp., 5.750%, 06/01/21	3,429,825	0.1
8,288,000		#	Schlumberger Investment SA, 1.950%, 09/14/16	8,251,906	0.3
1,945,000			Sunoco Logistics Partners Operations L.P., 4.650%, 02/15/22	1,923,739	0.1
2,894,000			Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	3,366,498	0.1
3,066,000			Weatherford International Ltd. Bermuda, 6.750%, 09/15/40	3,288,343	0.1
				91,783,621	3.6
			Financials: 7.4%
10,157,000			Aegon NV, 3.169%, 12/31/49	4,794,104	0.2
5,350,000		#	American Honda Finance Corp., 0.539%, 08/28/12	5,349,909	0.2
3,999,000			American International Group, Inc., 5.850%, 01/16/18	3,976,018	0.2
3,287,000			American International Group, Inc., 8.175%, 05/15/58	2,913,104	0.1
2,092,000			AvalonBay Communities, Inc., 5.700%, 03/15/17	2,353,826	0.1
BRL	9,142,000	#	Banco Votorantim SA, 6.250%, 05/16/16	5,059,035	0.2
2,400,000			Bank of America Corp., 5.420%, 03/15/17	2,088,821	0.1
4,196,000			Bank of America Corp., 8.000%, 12/29/49	3,571,421	0.1
7,475,000			Bank of New York Mellon Corp./The, 3.550%, 09/23/21	7,478,663	0.3
5,289,000		#	Barclays Bank PLC, 5.926%, 09/29/49	3,940,305	0.2
11,595,000			Caterpillar Financial Services Corp., 2.050%, 08/01/16	11,697,094	0.5
6,498,000			Citigroup, Inc., 3.953%, 06/15/16	6,493,562	0.3
5,491,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	6,621,020	0.3
5,638,000			Credit Suisse/Guernsey, 5.860%, 12/31/49	4,454,020	0.2
6,731,000			Discover Bank/Greenwood DE, 8.700%, 11/18/19	7,710,657	0.3
5,162,000			Fifth Third Bancorp., 8.250%, 03/01/38	6,207,042	0.2
3,305,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	3,766,137	0.1
7,236,000			General Electric Capital Corp., 5.300%, 02/11/21	7,530,975	0.3
2,723,000			Genworth Financial, Inc., 7.625%, 09/24/21	2,353,557	0.1
6,044,000			Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	5,982,399	0.2
4,060,000			Goldman Sachs Group, Inc./The, 5.350%, 01/15/16	4,207,341	0.2
2,167,000			Hartford Financial Services Group, Inc., 5.500%, 03/30/20	2,119,070	0.1
1,917,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	1,804,742	0.1
1,054,000			Health Care REIT, Inc., 6.500%, 03/15/41	1,005,328	0.0
8,936,000		#	HSBC Finance Corp., 6.676%, 01/15/21	8,808,850	0.3
3,124,000		#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	3,121,616	0.1
4,439,000		#	ILFC E-Capital Trust II, 6.250%, 12/21/65	3,307,055	0.1
3,437,000		#	International Lease Finance Corp., 7.125%, 09/01/18	3,467,074	0.1
7,820,000			JPMorgan Chase & Co., 4.350%, 08/15/21	7,929,910	0.3
3,800,000		#	Marfrig Holding Europe BV, 8.375%, 05/09/18	2,432,000	0.1
5,449,000			Merrill Lynch & Co., Inc., 6.050%, 05/16/16	4,911,391	0.2
2,423,000			Morgan Stanley, 5.500%, 07/28/21	2,251,619	0.1
5,078,000			Morgan Stanley, 5.750%, 01/25/21	4,686,512	0.2
4,167,000			Northern Trust Corp., 3.375%, 08/23/21	4,233,930	0.2
3,800,000			Owens, 7.375%, 05/15/16	3,971,000	0.2
3,138,000		#	Pacific Life Insurance Co., 9.250%, 06/15/39	4,235,701	0.2
3,765,000			PNC Funding Corp., 2.700%, 09/19/16	3,772,195	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financials: (continued)
123,006	#	Power Receivable Finance, LLC, 6.290%, 01/01/12	$123,133	0.0
4,610,000		Protective Life Corp., 8.450%, 10/15/39	5,351,648	0.2
6,541,000		Santander Holdings USA, Inc., 4.625%, 04/19/16	6,311,666	0.2
3,026,000		SLM Corp., 6.250%, 01/25/16	2,974,537	0.1
3,169,000		SLM Corp., 8.000%, 03/25/20	3,136,350	0.1
4,098,000	±, X	Twin Reefs Pass-through Trust, 1.390%, 12/10/49	—	—
			188,504,337	7.4
		Health Care: 0.6%
4,615,000		HCA, Inc., 7.250%, 09/15/20	4,684,225	0.2
2,440,000		Omnicare, Inc., 7.750%, 06/01/20	2,501,000	0.1
3,897,000		Stryker Corp., 2.000%, 09/30/16	3,923,203	0.1
2,508,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
4,832,000		WellPoint, Inc., 3.700%, 08/15/21	4,877,218	0.2
			15,985,646	0.6
		Industrials: 1.5%
2,835,000	#	Bombardier, Inc., 7.500%, 03/15/18	3,005,100	0.1
810,000	#	Bombardier, Inc., 7.750%, 03/15/20	866,700	0.0
3,916,000		Burlington Northern Santa Fe LLC, 3.450%, 09/15/21	4,002,226	0.2
3,505,000	#	Calpine Corp., 7.500%, 02/15/21	3,364,800	0.1
3,240,000		Case New Holland, Inc., 7.750%, 09/01/13	3,393,900	0.1
595,000		Celanese US Holdings LLC, 5.875%, 06/15/21	586,819	0.0
3,442,000	#	Chevron Phillips Chemical Co. LLC, 8.250%, 06/15/19	4,354,295	0.2
2,718,000		CRH America, Inc., 4.125%, 01/15/16	2,740,894	0.1
1,711,000		CRH America, Inc., 5.750%, 01/15/21	1,768,726	0.1
2,508,000		Domtar Corp., 10.750%, 06/01/17	3,135,000	0.1
3,270,000	#	Energizer Holdings, Inc., 4.700%, 05/19/21	3,509,567	0.2
4,545,000		Lockheed Martin Corp., 2.125%, 09/15/16	4,527,379	0.2
3,290,000		Nova Chemicals Corp., 8.375%, 11/01/16	3,470,950	0.1
			38,726,356	1.5
		Information Technology: 0.8%
475,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	485,688	0.0
3,465,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	3,555,956	0.1
4,858,000		Hewlett-Packard Co., 3.000%, 09/15/16	4,907,474	0.2
4,360,000		Jabil Circuit, Inc., 7.750%, 07/15/16	4,828,700	0.2
2,660,000		Seagate Technology, Inc., 6.800%, 10/01/16	2,660,000	0.1
4,440,000		Symantec Corp., 4.200%, 09/15/20	4,347,821	0.2
			20,785,639	0.8
		Materials: 1.8%
5,664,000		Alcoa, Inc., 6.150%, 08/15/20	5,754,664	0.2
2,630,000		ArcelorMittal, 6.125%, 06/01/18	2,544,925	0.1
5,878,000		ArcelorMittal, 9.850%, 06/01/19	6,676,303	0.3
2,780,000	#	FMG Resources August 2006 Pty Ltd, 6.375%, 02/01/16	2,515,900	0.1
1,585,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	1,617,511	0.1
3,450,000		Huntsman International LLC, 8.625%, 03/15/21	3,320,625	0.1
5,848,000		Intel Corp., 1.950%, 10/01/16	5,901,369	0.2
2,365,000		Lyondell Chemical Co., 11.000%, 05/01/18	2,566,025	0.1
2,923,000		Praxair, Inc., 3.000%, 09/01/21	2,939,445	0.1
3,896,000		Rio Tinto Finance USA Ltd., 2.250%, 09/20/16	3,894,523	0.2
1,361,000		Teck Resources Ltd., 6.000%, 08/15/40	1,409,122	0.1
4,418,000		Teck Resources Ltd., 10.250%, 05/15/16	5,198,678	0.2
			44,339,090	1.8
		Telecommunications: 2.0%
4,446,000		American Tower Corp., 4.500%, 01/15/18	4,461,654	0.2
3,264,000		AT&T, Inc., 3.875%, 08/15/21	3,369,643	0.1
5,222,000		AT&T, Inc., 5.550%, 08/15/41	5,658,664	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Telecommunications: (continued)
2,657,000		CenturyLink, Inc., 6.000%, 04/01/17	$2,607,466	0.1
1,040,000		CenturyLink, Inc., 6.450%, 06/15/21	966,650	0.0
1,585,000		Frontier Communications Corp., 7.875%, 04/15/15	1,596,887	0.1
1,825,000		Frontier Communications Corp., 8.125%, 10/01/18	1,797,625	0.1
1,300,000	#	Intelsat Jackson Holdings Ltd., 7.250%, 10/15/20	1,202,500	0.0
1,375,000	#	Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,282,188	0.1
3,140,000		Qwest Communications International, Inc., 7.125%, 04/01/18	3,092,900	0.1
2,919,000		Qwest Corp., 6.500%, 06/01/17	3,028,463	0.1
7,004,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	6,850,402	0.3
4,550,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	4,336,259	0.2
6,885,000	#	Telstra Corp. Ltd., 4.800%, 10/12/21	7,229,160	0.3
3,700,000		Windstream Corp., 7.000%, 03/15/19	3,570,500	0.1
			51,050,961	2.0
		Utilities: 3.0%
5,868,000		3M Co., 1.375%, 09/29/16	5,847,474	0.2
2,770,000		AES Corp., 8.000%, 10/15/17	2,797,700	0.1
3,604,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	3,858,554	0.2
2,816,000		Ameren Corp., 8.875%, 05/15/14	3,188,354	0.1
3,289,000		CMS Energy Corp., 6.250%, 02/01/20	3,410,923	0.1
2,923,000		Commonwealth Edison Co., 3.400%, 09/01/21	2,939,120	0.1
3,957,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	4,111,192	0.2
3,176,000	#	Enel Finance International S.A., 6.250%, 09/15/17	3,213,804	0.1
3,159,000		Entergy Corp., 5.125%, 09/15/20	3,259,759	0.1
2,834,000		Entergy Texas, Inc., 7.125%, 02/01/19	3,444,520	0.1
6,668,000		Exelon Generation Co. LLC, 4.000%, 10/01/20	6,651,017	0.3
2,201,000		FirstEnergy Solutions Corp., 4.800%, 02/15/15	2,336,982	0.1
1,616,000	#	Illinois Tool Works, Inc., 3.375%, 09/15/21	1,661,974	0.1
2,596,000	#	Illinois Tool Works, Inc., 4.875%, 09/15/41	2,910,718	0.1
355,329	#	Juniper Generation, LLC, 6.790%, 12/31/14	306,139	0.0
2,379,000		Metropolitan Edison, 7.700%, 01/15/19	3,018,680	0.1
2,398,000		Nevada Power Co., 7.125%, 03/15/19	3,001,869	0.1
2,376,000		NextEra Energy Capital Holdings, Inc., 4.500%, 06/01/21	2,522,319	0.1
1,698,000		Nisource Finance Corp., 5.950%, 06/15/41	1,850,949	0.1
1,959,000		Nisource Finance Corp., 6.125%, 03/01/22	2,227,385	0.1
3,547,000		Oncor Electric Delivery Co., 6.800%, 09/01/18	4,324,056	0.2
3,856,000		Oncor Electric Delivery Co., 7.500%, 09/01/38	5,527,603	0.2
4,210,000		Southwestern Electric Power, 5.550%, 01/15/17	4,652,703	0.2
			77,063,794	3.0
		Total Corporate Bonds/Notes
		(Cost $631,230,743)	635,364,981	24.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.8%
8,665,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	8,817,972	0.3
79,478,552	#, ^	Banc of America Commercial Mortgage, Inc., 0.243%, 10/10/45	849,443	0.0
83,388,913	^	Banc of America Commercial Mortgage, Inc., 0.463%, 01/15/49	1,056,754	0.0
2,273,000		Banc of America Commercial Mortgage, Inc., 5.243%, 07/10/43	1,926,934	0.1
3,690,000		Banc of America Commercial Mortgage, Inc., 5.303%, 07/10/43	2,952,360	0.1
2,640,000		Banc of America Commercial Mortgage, Inc., 5.801%, 06/10/49	2,159,693	0.1
4,981,373		Banc of America Funding Corp., 5.500%, 02/25/35	4,906,279	0.2
3,673,366		Banc of America Funding Corp., 5.750%, 11/25/35	3,632,610	0.1
3,060,000	#	Banc of America Large Loan, Inc., 6.010%, 10/10/45	3,120,919	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
854,591		Bear Stearns Alternative-A Trust, 0.875%, 07/25/34	$598,532	0.0
499,150		Bear Stearns Commercial Mortgage Securities, 4.556%, 02/13/42	498,578	0.0
2,269,000	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	2,209,253	0.1
3,060,000		Bear Stearns Commercial Mortgage Securities, 8.050%, 10/15/32	3,060,098	0.1
3,594,000		Bear Stearns Commercial Mortgage Securities, 8.588%, 10/15/32	3,741,221	0.2
3,978,899		Chase Mortgage Finance Corp., 5.375%, 12/25/35	3,648,819	0.1
815,040		Chase Mortgage Finance Corp., 5.500%, 11/25/35	810,321	0.0
1,165,260		Citigroup Commercial Mortgage Trust, 5.378%, 10/15/49	1,169,142	0.1
4,027,642	#, ^	Commercial Mortgage Asset Trust, 0.980%, 01/17/32	56,828	0.0
1,360,669		Commercial Mortgage Pass Through Certificates, 5.811%, 12/10/49	1,370,981	0.1
9,150,000		Commercial Mortgage Pass Through Certificates, 6.008%, 12/10/49	9,913,270	0.4
17,635,396		Countrywide Alternative Loan Trust, 0.635%, 05/25/36	7,814,279	0.3
2,776,701		Countrywide Home Loan Mortgage Pass-through Trust, 0.555%, 04/25/35	488,050	0.0
388,834,438	#, ^	Credit Suisse Mortgage Capital Certificates, 0.112%, 09/15/40	2,353,109	0.1
12,119,594		Credit Suisse Mortgage Capital Certificates, 5.448%, 01/15/49	12,162,443	0.5
23,225,460	#, ^	DBUBS Mortgage Trust, 1.619%, 07/10/44	1,787,141	0.1
4,010,000	#	DBUBS Mortgage Trust, 5.729%, 11/10/46	3,174,166	0.1
8,658,333		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.355%, 08/25/36	3,888,830	0.2
9,456,953		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.425%, 10/25/36	3,987,245	0.2
1,568,891		DLJ Commercial Mortgage Corp., 8.490%, 06/10/33	1,568,091	0.1
5,976,442		First Horizon Asset Securities, Inc., 5.750%, 02/25/36	6,012,926	0.2
6,085,982		Freddie Mac, 5.000%, 02/15/35	6,849,409	0.3
4,989,867		Freddie Mac, 5.500%, 07/15/37	5,853,347	0.2
1,815,976		GMAC Mortgage Corp. Loan Trust, 4.556%, 10/19/33	1,860,642	0.1
583,998,997	#, ^	Greenwich Capital Commercial Funding Corp., 0.174%, 04/10/37	1,492,293	0.1
27,628,004	#, ^	GS Mortgage Securities Corp. II, 1.336%, 03/10/44	1,639,418	0.1
1,117,289		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	1,116,485	0.0
2,047,395		GSR Mortgage Loan Trust, 5.500%, 07/25/35	1,981,046	0.1
529,479		Homebanc Mortgage Trust, 1.095%, 08/25/29	364,548	0.0
4,947,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.981%, 01/15/42	4,207,678	0.2
770,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.198%, 12/15/44	771,611	0.0
2,060,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.569%, 07/15/46	1,534,516	0.1
3,374,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.288%, 02/12/51	3,482,265	0.1
55,511,255	#, ^	JP Morgan Chase Commercial Mortgage Securities Corp., 1.811%, 07/15/46	4,333,247	0.2
6,162,247		JPMorgan Mortgage Trust, 4.550%, 07/25/35	5,459,436	0.2
859,628		JPMorgan Mortgage Trust, 4.991%, 07/25/35	843,778	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,272,349		JPMorgan Mortgage Trust, 5.333%, 07/25/35	$3,142,770	0.1
121,384,492	#, ^	LB-UBS Commercial Mortgage Trust, 0.241%, 09/15/39	2,237,116	0.1
61,939,322	^	LB-UBS Commercial Mortgage Trust, 0.343%, 11/15/40	140,243	0.0
42,776,893	#, ^	LB-UBS Commercial Mortgage Trust, 0.382%, 11/15/38	681,402	0.0
182,203,076	#, ^	LB-UBS Commercial Mortgage Trust, 0.886%, 11/15/38	4,358,024	0.2
1,790,000		LB-UBS Commercial Mortgage Trust, 4.946%, 12/15/39	1,697,999	0.1
5,942,000		LB-UBS Commercial Mortgage Trust, 4.986%, 12/15/39	5,382,032	0.2
4,310,000		LB-UBS Commercial Mortgage Trust, 5.323%, 11/15/40	3,739,184	0.2
1,916,000		LB-UBS Commercial Mortgage Trust, 5.403%, 02/15/40	2,023,192	0.1
3,410,000		LB-UBS Commercial Mortgage Trust, 5.713%, 09/15/45	3,626,088	0.1
1,234,000	#	LB-UBS Commercial Mortgage Trust, 5.750%, 01/15/36	1,264,450	0.1
7,970,000		LB-UBS Commercial Mortgage Trust, 6.087%, 06/15/38	6,208,176	0.2
995,000		LB-UBS Commercial Mortgage Trust, 6.760%, 12/15/32	992,704	0.0
160,780,758	#, ^	Merrill Lynch Mortgage Trust, 0.678%, 02/12/51	2,890,549	0.1
2,670,000		Morgan Stanley Capital I, 5.300%, 06/15/40	2,074,435	0.1
901,000	#	Morgan Stanley Capital I, 7.350%, 07/15/32	920,312	0.0
6,068,445		Morgan Stanley Capital I, 0.479%, 04/12/49	5,746,951	0.2
6,710,000		Morgan Stanley Capital I, 4.118%, 07/15/49	6,876,124	0.3
2,102,000		Morgan Stanley Capital I, 5.242%, 01/14/42	1,927,037	0.1
1,402,000	#	Morgan Stanley Capital I, 5.423%, 09/15/47	1,092,232	0.0
10,141,424		Morgan Stanley Capital I, 5.774%, 04/12/49	10,261,235	0.4
909,000	#	Morgan Stanley Dean Witter Capital I, 6.500%, 11/15/36	450,195	0.0
3,840,000	#	Morgan Stanley Dean Witter Capital I, 7.280%, 12/15/35	4,018,793	0.2
980,000	#	Nationslink Funding Corp., 5.000%, 08/20/30	994,094	0.0
49,201,220	#, ^	RBSCF Trust, 1.137%, 04/15/24	1,531,142	0.1
15,458,841		Residential Accredit Loans, Inc., 0.405%, 01/25/37	7,266,876	0.3
18,853,724		Residential Accredit Loans, Inc., 0.685%, 12/25/36	6,336,001	0.3
2,790,000		Salomon Brothers Mortgage Securities VII, Inc., 6.784%, 12/18/35	2,793,553	0.1
488,057		Sequoia Mortgage Trust, 0.501%, 01/20/35	372,323	0.0
953,653		Structured Asset Mortgage Investments, Inc., 0.470%, 04/19/35	691,560	0.0
481,236		Structured Asset Securities Corp., 2.435%, 09/25/33	407,041	0.0
4,094,225		Structured Asset Securities Corp., 5.000%, 05/25/35	4,095,574	0.2
1,196,525		Thornburg Mortgage Securities Trust, 0.975%, 09/25/44	1,090,240	0.0
4,940,000	#	Vornado DP LLC, 6.356%, 09/13/28	4,490,421	0.2
676,000	#	Wachovia Bank Commercial Mortgage Trust, 5.125%, 08/15/35	661,928	0.0
1,620,000		Wachovia Bank Commercial Mortgage Trust, 5.368%, 11/15/48	1,004,107	0.0
852,931		Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	852,568	0.0
3,125,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	3,047,514	0.1
2,454,112		Washington Mutual Mortgage Pass-through Certificates, 6.000%, 06/25/34	2,623,874	0.1
8,640,416		Wells Fargo Mortgage Backed Securities Trust, 2.720%, 06/25/35	8,007,307	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,430,943			Wells Fargo Mortgage Backed Securities Trust, 5.084%, 05/25/35	$2,289,551	0.1
4,531,973			Wells Fargo Mortgage Backed Securities Trust, 5.000%, 11/25/36	4,639,440	0.2
1,448,486			Wells Fargo Mortgage-Backed Securities Trust, 4.880%, 08/25/34	1,454,694	0.1
2,198,193			Wells Fargo Mortgage-Backed Securities Trust, 5.000%, 12/25/33	2,121,906	0.1
4,831,723		#	Wells Fargo Mortgage-Backed Securities Trust, 5.248%, 06/26/35	4,628,783	0.2
			Total Collateralized Mortgage Obligations
			(Cost $285,574,239)	274,677,746	10.8
			U.S. TREASURY OBLIGATIONS: 32.6%
			U.S. Treasury Bonds: 9.6%
210,845,000		L	2.125%, due 08/15/21	214,964,279	8.4
19,860,000			4.375%, due 05/15/41	25,740,466	1.0
2,760,000			4.750%, due 02/15/41	3,784,650	0.2
				244,489,395	9.6
			U.S. Treasury Notes: 23.0%
49,056,000			0.125%, due 08/31/13	48,942,975	1.9
38,019,000			0.375%, due 07/31/13	38,112,565	1.5
98,940,000			0.500%, due 08/15/14	99,257,301	3.9
160,927,000		L	1.000%, due 08/31/16	161,467,071	6.3
228,582,000			2.250%, due 07/31/18	241,529,113	9.4
				589,309,025	23.0
			Total U.S. Treasury Obligations
			(Cost $827,263,908)	833,798,420	32.6
ASSET-BACKED SECURITIES: 5.5%
			Credit Card Asset-Backed Securities: 1.4%
EUR	27,084,000		MBNA Credit Card Master Note Trust, 5.600%, 07/17/14	36,695,934	1.4
			Home Equity Asset-Backed Securities: 0.1%
341,391			Merrill Lynch Mortgage Investors Trust, 0.955%, 07/25/34	279,864	0.0
2,246,677			Specialty Underwriting & Residential Finance, 0.435%, 12/25/36	2,003,899	0.1
				2,283,763	0.1
			Other Asset-Backed Securities: 4.0%
2,705,326		#	ARES CLO Funds, 0.590%, 09/18/17	2,627,061	0.1
2,975,000		#	ARES CLO Funds, 2.964%, 02/26/16	2,456,017	0.1
7,735,879		#	Atrium CDO Corp., 0.597%, 06/27/15	7,578,840	0.3
3,955,422		#	Atrium CDO Corp., 0.649%, 10/27/16	3,840,850	0.2
3,400,000		#	Avenue CLO Fund Ltd., 2.436%, 02/15/17	2,463,892	0.1
830,425			Bear Stearns Asset-Backed Securities, Inc., 0.635%, 07/25/36	245,561	0.0
1,420,819		#	Callidus Debt Partners Fund Ltd., 0.786%, 05/15/15	1,393,467	0.1
2,083,270		#	Carlyle High Yield Partners, 0.648%, 08/11/16	2,022,676	0.1
245,258			Chase Funding Mortgage Loan Asset-Backed Certificates, 0.835%, 07/25/33	205,159	0.0
2,876,000		#, +	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	2,304,100	0.1
2,242,247		+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	2,179,733	0.1
1,390,689		+	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, 12/25/36	988,794	0.0
3,360,000		#, +	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	3,300,943	0.1
2,700,000		#	Dryden Leveraged Loan CDO 2002-II, 2.650%, 09/17/16	2,194,546	0.1
747,863		#	Dryden Leveraged Loan CDO 2002-II, 0.895%, 12/22/15	738,792	0.0
2,000,000		#	Dryden Leveraged Loan CDO 2002-II, 6.184%, 12/22/15	2,000,000	0.1
13,020,000			Fieldstone Mortgage Investment Corp., 0.395%, 11/25/36	4,157,000	0.2
14,350,000			Fieldstone Mortgage Investment Corp., 0.475%, 11/25/36	4,651,423	0.2
3,621,063		#	First CLO Ltd., 0.602%, 07/27/16	3,580,174	0.1
6,250,000		#	Foxe Basin CLO Ltd., 2.047%, 12/15/15	5,899,919	0.2
2,750,000		#	Galaxy CLO Ltd., 1.799%, 01/15/16	2,587,530	0.1
1,242,138		#	Granite Ventures Ltd., 0.509%, 12/15/17	1,210,289	0.0
7,198,246		#	GSC Partners CDO Fund Ltd., 0.678%, 11/20/16	7,081,886	0.3

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
4,467,552	#	Katonah Ltd., 0.671%, 09/20/16	$4,381,534	0.2
635,088	#	Katonah Ltd., 0.905%, 02/20/15	624,087	0.0
1,291,421		Lehman XS Trust, 0.515%, 08/25/35	957,738	0.0
494,178		Merrill Lynch Mortgage Investors Trust, 0.415%, 09/25/36	296,364	0.0
31,090,000		Morgan Stanley ABS Capital I, 0.505%, 03/25/36	13,203,876	0.5
3,058,649	#	Navigator CDO Ltd., 2.349%, 01/14/17	2,399,562	0.1
2,000,000	#	One Wall Street CLO Ltd., 0.851%, 01/06/16	1,741,104	0.1
2,500,000	#	Pacifica CDO Ltd., 1.138%, 05/13/16	2,246,852	0.1
3,884,923	#	Stanfield Carrera CLO Ltd., 0.827%, 03/15/15	3,831,506	0.1
2,150,000	#	Veritas CLO Ltd., 1.651%, 09/05/16	1,788,475	0.1
5,016,241	#	Wind River CLO Ltd., 0.680%, 12/19/16	4,827,259	0.2
			102,007,009	4.0
		Total Asset-Backed Securities
		(Cost $149,379,575)	140,986,706	5.5
U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.9%
		Federal Home Loan Mortgage Corporation: 12.5%##
3,652,516		3.329%, due 03/15/38	3,815,878	0.2
71,861,000	W	4.000%, due 06/15/40	74,993,690	2.9
48,945,000	W	4.500%, due 10/15/35	51,782,278	2.0
9,244,567		4.500%, due 08/01/41	9,789,659	0.4
3,897,645		4.500%, due 08/01/41	4,127,464	0.2
1,240,001		4.500%, due 09/01/41	1,313,988	0.1
5,100,103		4.500%, due 09/01/41	5,400,823	0.2
2,532,369		4.808%, due 03/15/33	2,725,840	0.1
856,743		4.905%, due 04/01/35	914,567	0.0
5,826,639		5.000%, due 08/15/16	6,307,050	0.2
2,731,279	^	5.000%, due 05/15/17	110,900	0.0
3,568,127		5.000%, due 12/15/17	3,851,894	0.2
616,430		5.000%, due 05/01/28	662,861	0.0
965,697	^	5.000%, due 01/15/29	7,965	0.0
7,105,721		5.000%, due 09/15/31	7,321,579	0.3
1,433,234		5.000%, due 02/15/32	1,497,618	0.1
3,551,941		5.000%, due 03/15/32	3,680,321	0.1
2,286,987		5.000%, due 04/15/32	2,348,748	0.1
13,905,000	W	5.000%, due 10/15/34	14,910,943	0.6
1,656,170		5.000%, due 02/15/35	1,736,005	0.1
3,163,361		5.000%, due 01/01/41	3,400,646	0.1
31,804		5.038%, due 11/01/35	33,667	0.0
21,748,547		5.500%, due 08/15/20	22,259,336	0.9
6,014,697		5.500%, due 11/15/22	6,484,636	0.3
2,342,967		5.500%, due 03/15/32	2,458,609	0.1
7,017,632		5.500%, due 06/15/32	7,296,325	0.3
8,143,655		5.500%, due 07/15/32	8,471,818	0.3
1,530,366		5.500%, due 09/15/32	1,592,344	0.1
2,508,216		5.500%, due 10/15/32	2,559,913	0.1
2,168,128		5.500%, due 11/15/32	2,277,614	0.1
2,905,842		5.500%, due 12/15/32	3,238,489	0.1
767,168		5.500%, due 02/15/33	928,179	0.0
4,191,012		5.500%, due 02/15/34	4,301,767	0.2
5,803,157		5.500%, due 09/15/34	6,340,314	0.2
1,839,447		5.500%, due 09/15/35	1,883,345	0.1
5,713,321		5.500%, due 08/15/36	6,849,643	0.3
5,105,000		5.500%, due 05/15/37	5,760,999	0.2
11,906,000		5.500%, due 06/15/37	13,542,361	0.5
43,681		5.659%, due 03/01/36	46,974	0.0
1,984,082		6.000%, due 01/15/29	2,252,605	0.1
1,948,447		6.000%, due 01/15/29	2,132,994	0.1
45,672		6.000%, due 02/01/29	50,698	0.0
2,430,934		6.000%, due 07/15/32	2,762,132	0.1
2,684,873	^	6.000%, due 04/15/33	446,328	0.0
6,954,853		6.000%, due 02/01/36	7,711,628	0.3
2,074,365		6.000%, due 04/15/36	2,488,586	0.1
425,569		6.000%, due 08/01/37	467,488	0.0
280,011		6.000%, due 11/01/37	307,592	0.0
11,378,233	^	6.371%, due 09/15/33	1,750,810	0.1
498,624		7.000%, due 09/01/26	573,443	0.0
64,063		7.000%, due 11/01/31	74,112	0.0
321,852		7.500%, due 11/01/28	373,904	0.0
			318,419,370	12.5
		Federal National Mortgage Association: 21.7%##
593,956		2.146%, due 04/01/35	617,588	0.0
34,623,000	W	3.500%, due 01/25/41	35,472,347	1.4
4,721,018	^	4.000%, due 11/01/18	360,787	0.0
149,852,000	W	4.000%, due 07/25/39	157,110,456	6.2
11,633,000	W	4.000%, due 08/25/40	12,160,120	0.5
82,593,000	W	4.500%, due 10/15/35	87,638,912	3.4
6,417,933		4.500%, due 11/01/40	6,819,388	0.3
4,908,553		4.500%, due 11/01/40	5,215,593	0.2
669,111		4.500%, due 12/01/40	710,965	0.0
1,159,686		4.500%, due 12/01/40	1,232,227	0.1
1,149,666		4.500%, due 01/01/41	1,221,580	0.1
1,501,810		4.500%, due 01/01/41	1,595,751	0.1
24,445,431		4.500%, due 09/01/41	25,974,542	1.0
223,445		5.000%, due 12/01/23	240,400	0.0
96,735		5.000%, due 02/25/29	97,320	0.0
2,210,210		5.000%, due 05/25/32	2,313,484	0.1
2,508,103		5.000%, due 06/01/33	2,711,050	0.1
3,874,361		5.000%, due 01/01/36	4,183,624	0.2
4,990,551		5.000%, due 07/01/36	5,395,344	0.2
19,604,815		5.000%, due 07/01/37	21,191,171	0.8
26,004,000	W	5.000%, due 11/15/37	27,905,549	1.1
2,294,334		5.000%, due 11/01/40	2,472,456	0.1
4,198,463		5.000%, due 01/01/41	4,524,413	0.2
2,671,096		5.000%, due 02/01/41	2,882,641	0.1
1,610,363		5.000%, due 05/01/41	1,737,900	0.1
3,235,202		5.000%, due 06/01/41	3,491,423	0.1
4,335,213		5.000%, due 06/01/41	4,678,553	0.2
1,178,745		5.016%, due 07/01/35	1,264,192	0.1
7,061		5.500%, due 11/01/16	7,663	0.0
43,202		5.500%, due 12/01/16	46,885	0.0
4,219		5.500%, due 04/01/17	4,581	0.0
5,025		5.500%, due 01/01/18	5,457	0.0
12,398		5.500%, due 02/01/18	13,377	0.0
202,981		5.500%, due 02/01/18	220,539	0.0
3,880		5.500%, due 06/01/18	4,221	0.0
33,259		5.500%, due 10/01/18	36,115	0.0
6,757,000		5.500%, due 05/25/30	7,213,020	0.3
4,647,000		5.500%, due 11/25/33	5,042,892	0.2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
13,637,000	W	5.500%, due 10/15/35	$14,800,409	0.6
3,500,661		5.500%, due 08/25/36	3,536,778	0.1
109,133		5.500%, due 11/01/36	118,945	0.0
4,656,837		5.500%, due 03/01/37	5,084,974	0.2
164,004		5.500%, due 06/01/37	178,467	0.0
41,360		6.000%, due 06/01/16	44,949	0.0
104,687		6.000%, due 08/01/16	113,772	0.0
1,534		6.000%, due 08/01/16	1,667	0.0
59,168		6.000%, due 10/01/16	64,303	0.0
26,412		6.000%, due 10/01/16	28,704	0.0
28,324		6.000%, due 01/01/17	30,818	0.0
28,518		6.000%, due 01/01/17	30,993	0.0
2,389		6.000%, due 02/01/17	2,599	0.0
37,313		6.000%, due 02/01/17	40,598	0.0
932		6.000%, due 02/01/17	1,005	0.0
695		6.000%, due 03/01/17	756	0.0
29,668		6.000%, due 04/01/17	32,280	0.0
36,431		6.000%, due 04/01/17	39,638	0.0
27,885		6.000%, due 04/01/17	30,339	0.0
61,988		6.000%, due 04/01/17	67,446	0.0
28,169		6.000%, due 05/01/17	30,649	0.0
25,512		6.000%, due 05/01/17	27,758	0.0
43,791		6.000%, due 05/01/17	47,646	0.0
58,977		6.000%, due 05/01/17	64,169	0.0
13,690		6.000%, due 06/01/17	14,895	0.0
58,692		6.000%, due 06/01/17	63,859	0.0
12,609		6.000%, due 07/01/17	13,719	0.0
42,547		6.000%, due 07/01/17	46,292	0.0
34,653		6.000%, due 08/01/17	37,704	0.0
34,862		6.000%, due 08/01/17	37,823	0.0
36,266		6.000%, due 08/01/17	39,459	0.0
117,868		6.000%, due 09/01/17	128,244	0.0
385,981		6.000%, due 09/01/17	419,961	0.0
3,390		6.000%, due 10/01/17	3,689	0.0
117,448		6.000%, due 11/01/17	127,641	0.0
4,175		6.000%, due 02/01/18	4,543	0.0
114,887		6.000%, due 04/01/18	124,678	0.0
25,447		6.000%, due 09/01/18	27,711	0.0
30,365		6.000%, due 10/01/18	33,066	0.0
53,352		6.000%, due 11/01/18	58,099	0.0
2,454,981		6.000%, due 07/25/29	2,783,768	0.1
1,043,909		6.000%, due 07/25/29	1,183,716	0.1
2,320,803		6.000%, due 04/25/31	2,630,418	0.1
4,064,445	^	6.000%, due 08/25/33	662,531	0.0
493,181		6.000%, due 08/01/34	550,159	0.0
441,989		6.000%, due 03/01/36	487,942	0.0
156,357		6.000%, due 07/01/36	172,564	0.0
809,928		6.000%, due 09/01/36	892,110	0.0
826,192		6.000%, due 09/01/36	910,024	0.0
436,940		6.000%, due 03/01/37	480,320	0.0
163,188		6.000%, due 06/01/37	180,817	0.0
383,405		6.000%, due 07/01/37	423,148	0.0
456,815		6.000%, due 08/01/37	507,164	0.0
1,843,619		6.000%, due 08/01/37	2,042,787	0.1
1,495,508		6.000%, due 12/01/37	1,664,080	0.1
3,454,296		6.000%, due 02/01/38	3,843,660	0.2
218,871		6.000%, due 10/01/38	243,542	0.0
27,232,000	W	6.000%, due 10/01/39	29,874,362	1.2
9,012,214		6.000%, due 12/25/49	10,053,502	0.4
7,131,740	^	6.465%, due 08/25/26	931,982	0.0
19,939		6.500%, due 04/01/27	22,590	0.0
35,146		6.500%, due 02/01/28	39,818	0.0
68,579		6.500%, due 01/01/32	77,351	0.0
80,670		6.500%, due 09/01/32	90,787	0.0
101,609		6.500%, due 10/01/32	114,352	0.0
105,465		6.500%, due 10/01/32	118,693	0.0
2,217,467		6.500%, due 09/01/37	2,459,540	0.1
152,003		6.500%, due 01/01/39	168,486	0.0
18,030,867	^	6.505%, due 01/25/37	3,652,949	0.1
40,194,561	^	6.515%, due 10/25/35	8,141,465	0.3
6,969		7.000%, due 08/01/25	7,977	0.0
3,733		7.000%, due 11/01/25	4,272	0.0
18,358		7.000%, due 12/01/25	21,011	0.0
8,212		7.000%, due 12/01/25	9,399	0.0
23,915		7.000%, due 02/01/26	27,371	0.0
8,734		7.000%, due 02/01/26	9,996	0.0
13,373		7.000%, due 03/01/26	15,306	0.0
60,741		7.000%, due 03/01/26	69,680	0.0
16,559		7.000%, due 03/01/26	18,996	0.0
7,016		7.000%, due 03/01/26	8,048	0.0
2,794		7.000%, due 12/01/27	3,212	0.0
1,816,763		7.000%, due 06/01/31	2,091,801	0.1
58,084		7.000%, due 06/01/31	66,961	0.0
2,353,682		7.000%, due 02/01/38	2,704,208	0.1
2,156,805		7.000%, due 03/01/38	2,478,010	0.1
2,197,785		7.000%, due 04/01/38	2,525,094	0.1
6,155		7.500%, due 11/01/29	7,195	0.0
50,957		7.500%, due 10/01/30	59,652	0.0
32,244		7.500%, due 11/01/30	37,745	0.0
63,747		7.500%, due 11/01/30	74,624	0.0
45,287		7.500%, due 09/01/31	53,012	0.0
351,802		7.500%, due 07/25/42	407,344	0.0
357,008		7.500%, due 02/25/44	409,475	0.0
1,560,495		7.500%, due 07/25/44	1,852,915	0.1
1,129,340		7.500%, due 01/25/48	1,315,697	0.1
95,946		10.000%, due 02/25/19	112,115	0.0
4,675,398		14.914%, due 03/25/38	5,900,592	0.2
364,187		27.662%, due 02/25/34	508,160	0.0
			555,620,066	21.7
		Government National Mortgage Association: 2.7%
33,185		2.125%, due 12/20/29	34,406	0.0
61,265		2.375%, due 04/20/28	63,611	0.0
2,520,000	^^	4.500%, due 03/20/39	2,732,231	0.1
6,448,176		4.500%, due 04/15/39	7,036,745	0.3
9,770,129		4.500%, due 08/20/41	10,610,012	0.4
58,162,338	^	5.000%, due 06/16/39	3,801,706	0.2
4,589,082		5.500%, due 09/15/39	5,091,878	0.2
24,683,373	^	5.970%, due 06/20/38	2,853,383	0.1
29,823,975	^	5.970%, due 04/20/39	4,035,548	0.2
27,147,124	^	6.070%, due 05/20/39	3,206,075	0.1
15,773,783	^	6.170%, due 04/20/38	2,355,195	0.1
7,374,131	^	6.271%, due 05/16/38	1,351,849	0.1
17,750,024	^	6.271%, due 01/16/39	3,427,091	0.1
41,339		6.500%, due 01/15/29	47,812	0.0
1,094,227		6.500%, due 10/15/31	1,265,571	0.1
65,985		6.500%, due 01/15/32	76,317	0.0
84,753		7.000%, due 04/15/26	98,187	0.0
58,125		7.000%, due 04/15/26	67,457	0.0
53,524		7.000%, due 04/15/26	62,117	0.0
2,793		7.000%, due 04/15/26	3,242	0.0
36,606		7.000%, due 04/15/26	42,483	0.0

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

	Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
			Government National Mortgage Association: (continued)
	799		7.000%, due 12/15/27	$929	0.0
	4,051		7.000%, due 01/15/28	4,722	0.0
	13,701		7.000%, due 01/15/28	15,969	0.0
	166		7.000%, due 01/15/28	194	0.0
	39,030		7.000%, due 02/15/28	45,489	0.0
	3,490		7.000%, due 02/15/28	4,068	0.0
	11,645		7.000%, due 02/15/28	13,572	0.0
	7,113		7.000%, due 02/15/28	8,290	0.0
	98,593		7.000%, due 05/15/32	115,596	0.0
	11,794		7.500%, due 04/15/22	13,757	0.0
	5,160		7.500%, due 05/15/22	6,018	0.0
	616		7.500%, due 06/15/22	718	0.0
	3,003		7.500%, due 06/15/22	3,503	0.0
	1,152		7.500%, due 08/15/22	1,344	0.0
	96,233		7.500%, due 12/15/23	113,676	0.0
	1,147		7.500%, due 06/15/24	1,338	0.0
	774		7.500%, due 06/15/24	903	0.0
	1,003		7.500%, due 07/15/26	1,171	0.0
	11,599		7.500%, due 03/15/29	13,619	0.0
	17,820		7.500%, due 04/15/29	20,924	0.0
	39,940		7.500%, due 08/15/29	46,897	0.0
	4,224		7.500%, due 09/15/29	4,959	0.0
	13,121		7.500%, due 10/15/29	15,407	0.0
	19,180		7.500%, due 12/15/29	22,443	0.0
	6,858		7.500%, due 01/15/30	7,290	0.0
	23,276		7.500%, due 02/15/30	27,375	0.0
	568		7.500%, due 02/15/30	668	0.0
	40,281		7.500%, due 05/15/30	47,376	0.0
	2,319		7.500%, due 06/15/30	2,727	0.0
	6,264		7.500%, due 06/15/30	7,269	0.0
	1,359		7.500%, due 07/15/30	1,599	0.0
	38,251		7.500%, due 08/15/30	44,988	0.0
	438		7.500%, due 08/15/30	515	0.0
	10,254		7.500%, due 10/15/30	10,901	0.0
	296		7.500%, due 11/15/30	349	0.0
	1,171		7.500%, due 11/15/30	1,378	0.0
	288		7.500%, due 11/15/30	339	0.0
	408		7.500%, due 11/15/30	480	0.0
	585		7.500%, due 01/15/31	689	0.0
	468		7.500%, due 01/15/31	552	0.0
	557		7.500%, due 02/15/31	657	0.0
	16,041		7.500%, due 02/15/31	18,918	0.0
	1,367		7.500%, due 02/15/31	1,613	0.0
	311		7.500%, due 02/15/31	364	0.0
	16,336		7.500%, due 03/15/31	19,265	0.0
	2,236		7.500%, due 04/15/31	2,637	0.0
	1,444		7.500%, due 09/15/31	1,703	0.0
	194,792		7.500%, due 12/15/31	228,688	0.0
	30,519		7.500%, due 01/15/32	35,826	0.0
	10,615		7.500%, due 03/15/32	12,558	0.0
	83,848		7.500%, due 03/15/32	98,412	0.0
	379		7.500%, due 04/15/32	448	0.0
	792		7.500%, due 06/15/32	937	0.0
	60,190		7.500%, due 06/15/32	71,206	0.0
	5,300,278		4.000%, due 11/20/40	5,680,750	0.2
	4,030,732		5.140%, due 10/20/60	4,465,756	0.2
	2,631,562		5.288%, due 10/20/60	2,944,693	0.1
	5,052,278		5.290%, due 10/20/60	5,645,745	0.2
				68,123,093	2.7
			Total U.S. Government Agency Obligations
			(Cost $905,732,090)	942,162,529	36.9
FOREIGN GOVERNMENT BONDS: 5.3%
BRL	77,315,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/15	40,822,423	1.6
BRL	47,475,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/21	23,758,697	0.9
	4,012,000		Colombia Government International Bond, 4.375%, 07/12/21	4,102,270	0.2
BRL	4,083,000		Federal Republic of Brazil, 10.125%, 05/15/27	6,471,555	0.2
MXN	437,960,000		Mexican Bonos, 6.500%, 06/10/21	31,733,701	1.2
	3,611,344		Argentina Government International Bond, 8.280%, 12/31/33	2,491,827	0.1
ZAR	214,868,782		South Africa Government Bond, 7.250%, 01/15/20	25,009,960	1.0
	1,429,000		Uruguay Government International Bond, 6.875%, 09/28/25	1,686,220	0.1
			Total Foreign Government Bonds
			(Cost $150,122,845)	136,076,653	5.3

	Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
			Financials: 0.2%
	129,400	P	Citigroup Capital XII	3,247,940	0.1
	74,000	P	Citigroup Capital XIII	1,954,340	0.1
			Total Preferred Stock
			(Cost $5,284,800)	5,202,280	0.2
			Total Long-Term Investments
			(Cost $2,954,588,200)	2,968,269,315	116.2

	Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.7%
			Commercial Paper: 3.1%
	1,500,000		Concord Minutemen Capital Co., 0.400%, 01/05/12	1,498,635	0.1

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper: (continued)
1,500,000		Crown Point Capital Co., 0.400%, 01/05/12	$1,498,635	0.1
6,000,000		General Mills, 0.190%, 10/18/11	5,999,430	0.2
10,000,000		Kellog Co., 0.220%, 10/14/11	9,999,145	0.4
14,000,000		Royal Bank of Scotland, 0.170%, 10/04/11	13,999,743	0.5
20,000,000		United Health, 0.390%, 10/20/11	19,995,666	0.8
25,000,000		Verizon Holdings, 0.290%, 10/18/11	24,996,330	1.0
			77,987,584	3.1

Shares			Value	Percentage of Net Assets
		Securities Lending Collateral(cc): 11.0%
274,884,819		BNY Mellon Overnight Government Fund(1)	274,884,819	10.8
9,207,559	R	BNY Institutional Cash Reserves Fund, Series B(1)(2)	7,366,047	0.2
		Total Securities Lending Collateral
		(Cost $284,092,378)	282,250,866	11.0
		Mutual Funds: 0.6%
15,501,001		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $15,501,001)	15,501,001	0.6
		Total Short-Term Investments
		(Cost $377,581,071)	375,739,451	14.7
		Total Investments in Securities (Cost $3,332,169,271)*	$3,344,008,766	130.9
		Liabilities in Excess of Other Assets	(789,038,422)	(30.9)
		Net Assets	$2,554,970,344	100.0

	†	Unless otherwise indicated, principal amount is shown in USD.
	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	R	Restricted Security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2011.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being fair valued daily. Please see the accompanying Notes to Financial Statements for additional details on securities lending.

	BRL	Brazilian Real
	EUR	EU Euro
	MXN	Mexican Peso
	ZAR	South African Rand

		Cost for federal income tax purposes is $3,332,857,435.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$79,947,006
		Gross Unrealized Depreciation	(68,795,674)
		Net Unrealized appreciation	$11,151,332

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2011
Asset Table
Investments, at value
Preferred Stock	$—	$5,202,280	$—	$5,202,280
Corporate Bonds/Notes	—	635,364,981	—	635,364,981
Collateralized Mortgage Obligations	—	274,677,746	—	274,677,746
Short-Term Investments	290,385,820	77,987,584	7,366,047	375,739,451
U.S. Treasury Obligations	25,740,466	808,057,954	—	833,798,420
U.S. Government Agency Obligations	—	942,162,529	—	942,162,529
Asset-Backed Securities	—	127,576,360	13,410,346	140,986,706
Foreign Government Bonds	—	112,317,956	23,758,697	136,076,653
Total Investments, at value	$316,126,286	$2,983,347,390	$44,535,090	$3,344,008,766
Other Financial Instruments+
Swaps	—	4,682,251	—	4,682,251
Futures	22,386,487	—	—	22,386,487
Forward Foreign Currency Contracts	—	17,239,289	—	17,239,289
Total Assets	$338,512,773	$3,005,268,930	$44,535,090	$3,388,316,793
Liabilities Table
Other Financial Instruments+
Swaps	$—	$(31,312,998)	$—	$(31,312,998)
Futures	(15,843,148)	—	—	(15,843,148)
Forward Foreign Currency Contracts	—	(1,391,310)	—	(1,391,310)
Total Liabilities	$(15,843,148)	$(32,704,308)	$—	$(48,547,456)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2011
Asset Table
Investments, at value
U.S. Government Agency Obligations	$6,952,056	$—	$—	$—	$—	$—	$—	$(6,952,056)	$—
Asset-Backed Securities	19,555,400	22,666,821	(9,351,952)	27,921	127,654	(60,098)	—	(19,555,400)	13,410,346
Other Bonds	—	72,677,540	(42,545,250)	83,182	(3,529,248)	(2,927,527)	—	—	23,758,697
Short-Term Investments	7,366,047	—	—	—	—	—	—	—	7,366,047
Total Investments, at value	$33,873,503	$95,344,361	$(51,897,202)	$111,103	$(3,401,594)	$(2,987,625)	$—	$(26,507,456)	$44,535,090

As of September 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(2,987,625).

There were no significant transfers between Level 1 and 2 during the period ended September 30, 2011.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

At September 30, 2011 , the following forward foreign currency contracts were outstanding for the ING Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
HSBC	South African Rand	57,327,304	Buy	10/07/11	$7,786,814	$7,092,270	$(694,544)
Morgan Stanley	South African Rand	57,327,304	Buy	10/07/11	7,789,036	7,092,270	(696,766)
							$(1,391,310)

Deutsche Bank AG	Mexican Peso	229,778,330	Sell	10/07/11	$18,440,835	$16,556,611	$1,884,224
Deutsche Bank AG	South African Rand	320,719,977	Sell	10/07/11	44,132,538	39,678,000	4,454,538
HSBC	Brazilian Real	21,720,724	Sell	12/16/11	12,041,648	11,362,765	678,883
HSBC	Brazilian Real	110,421,544	Sell	12/16/11	63,382,340	57,764,832	5,617,508
JPMorgan Chase & Co.	Mexican Peso	229,853,797	Sell	10/07/11	18,378,006	16,562,048	1,815,958
Morgan Stanley	EU Euro	28,209,877	Sell	10/07/11	40,580,246	37,792,068	2,788,178
							$17,239,289

ING Intermediate Bond Portfolio Open Futures Contracts on September 30, 2011:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	7,233	12/30/11	$885,929,520	$(632,999)
U.S. Treasury Ultra Long Bond	1,385	12/20/11	219,695,625	22,102,437
			$1,105,625,145	$21,469,438

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	6,717	12/20/11	$873,839,719	$(9,147,714)
U.S. Treasury 2-Year Note	1,019	12/30/11	224,386,979	284,050
U.S. Treasury Long Bond	924	12/20/11	131,785,500	(6,062,435)
			$1,230,012,198	$(14,926,099)

ING Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2011:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	3,460,000	$540,872	$442,764	$98,108
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	1,710,000	267,310	228,000	39,310
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	13,751,000	2,149,577	957,619	1,191,958
							$2,957,759	$1,628,383	$1,329,376

Credit Default Swaps on Credit Indices - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	CDX.NA.HY.17	Sell	5.000	12/20/16	USD	127,250,000	(15,460,959)	(15,023,528)	(437,431)
							(15,460,959)	(15,023,528)	$(437,431)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/11 (%) (5)	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	3,460,000	$(1,259,976)	$(559,966)	$(700,010)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	1,710,000	(622,705)	(253,690)	(369,015)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	3,435,000	(1,250,873)	(503,155)	(747,718)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	33.584	USD	6,874,000	(2,503,202)	(505,300)	(1,997,902)
								(5,636,756)	(1,822,111)	$(3,814,645)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Portfolio	as of September 30, 2011 (Unaudited) (continued)

ING Intermediate Bond Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2011:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.478% Counterparty: Citigroup, Inc.	05/11/20	USD	64,520,000	$(7,996,291)	$—	$(7,996,291)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.007% Counterparty: Morgan Stanley	09/27/14	USD	292,700,000	705,732	—	705,732
Receive a fixed rate equal to 1.510% and pay a floating rate based on the 3-month USD-LIBOR-BBA Counterparty: Morgan Stanley	09/27/17	USD	256,600,000	(2,218,992)	—	(2,218,992)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.022% Counterparty: Morgan Stanley	09/27/22	USD	73,300,000	1,018,760	—	1,018,760
				$(8,490,791)	$—	$(8,490,791)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2011:

Derivatives Fair Value*
Credit contracts	$(18,139,956)
Foreign exchange contracts	15,847,979
Interest rate contracts	(1,947,452)
Total	$(4,239,429)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 28, 2011
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 28, 2011